Offerings - Offering: 1	Feb. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.001 per share
Maximum Aggregate Offering Price	$ 12,075,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,667.56
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

It includes additional ordinary shares that the underwriters have the option to purchase to cover over-allotments, if any.

Pursuant to Rule 416 under the Securities Act, this registration statement also includes any additional ordinary shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.